EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Expenses associated with plans	$ (25)	$ (12)	$ 9
Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
Expenses associated with plans	22	23	32
Equitable 401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Expenses associated with plans	$ 17	$ 29	$ 19